DEBENTURES (Schedule of Maturities of Debentures) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Repayment schedule (carrying amount):
2016	$ 6,578	$ 109,999
2017		$ 64,422
2018	$ 45,826
2019		$ 42,889
Debentures Series D [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	8.00%
Repayment schedule (carrying amount):
2016	$ 5,781	$ 5,796
2017		$ 5,796
2018
2019
Debentures Series F [Member]
Debt Instrument [Line Items]
Interest rate	7.80%	7.80%
Repayment schedule (carrying amount):
2016	$ 797	$ 58,626
2017		$ 58,626
2018
2019
Jazz's 2010 Notes [Member]
Debt Instrument [Line Items]
Interest rate		8.00%
Repayment schedule (carrying amount):
2016		$ 45,577
2017
2018
2019
Jazz's 2014 Notes [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	8.00%
Repayment schedule (carrying amount):
2016
2017
2018	$ 45,826
2019		$ 42,889